Financial risk management (Tables)	12 Months Ended
Oct. 31, 2020
Disclosure Of Financial Risk Management [Abstract]
Disclosure of detailed information about consolidated financial statements [Table Text Block]
		CDN
	2020		2019
Cash (bank indebtedness)	$8,759		$(3,188)
Prepaid expenses and other receivables	$33,594		$—
Trade payables and other liabilities	$23,530		$387,766
Convertible debentures (carrying value)	$2,176,454		$2,010,940
Derivative liabilities	$260,692		$207,161
Long-term loan	$40,000		$—

Disclosure of detailed information about analysis of the maturity of the trade payables [Table Text Block]
	2020	2019
Less than 30 days past billing date	$252,413	$203,143
31 to 90 days past billing date	25,683	13,259
Over 90 days past billing date	489,853	781,230
	$767,949	$997,632

Disclosure of detailed information about analysis of the maturity of the convertible debentures and derivative liabilities [Table Text Block]
	2020		2019
	Convertible	Derivative	Convertible	Derivative
	debentures	liabilities	debentures	liabilities
Less than three months	$1,335,853	$149,827	$754,799	$75,528
Three to six months	806,477	190,055	1,168,349	71,326
Six to twelve months	939,188	193,680	675,926	618,571
	$3,081,518	$533,562	$2,599,074	$765,425